Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
OPERATING ACTIVITIES
Net (loss) income	$ (102,652)	$ 104,737
Non-cash items:
Unrealized loss (gain) on derivative instruments (note 9)	51,094	(2,589)
Equity income, net of dividends received of $3,472 (2015 - $nil)	(5,437)	(13,811)
Depreciation and amortization	148,979	129,797
Write-down and (gain) on sale of vessel (note 14)	43,650	14,353
Deferred income tax recovery (note 10)	(5,436)	(817)
Amortization of in-process revenue contracts	(6,355)	(6,320)
Unrealized foreign currency exchange loss and other	26,645	(52,439)
Change in non-cash working capital items related to operating activities	32,055	49,301
Expenditures for dry docking	(10,801)	(5,145)
Net operating cash flow	171,742	217,067
FINANCING ACTIVITIES
Proceeds from long-term debt (note 6)	163,112	410,374
Scheduled repayments of long-term debt (note 6)	(263,850)	(185,907)
Prepayments of long-term debt (note 6)	(21,607)	(13,606)
Debt issuance costs (note 6)	(6,102)	(4,554)
Decrease in restricted cash (note 9)	31,990	15,140
Purchase of Teekay Knarr AS and Knarr L.L.C from Teekay Corporation (net of cash acquired of $14.2 million) (note 3)	0	14,247
Proceeds from issuance of common units (note 12)	102,930	0
Proceeds from issuance of preferred units and warrants (note 12)	100,000	125,000
Expenses relating to equity offerings	(5,601)	(4,187)
Cash distributions paid by the Partnership	(45,538)	(115,460)
Cash distributions paid by subsidiaries to non-controlling interests	(110)	(5,720)
Equity contribution from joint venture partners	750	5,500
Settlement of contingent consideration liability (note 4)	0	(3,303)
Other	0	579
Net financing cash flow	55,974	238,103
INVESTING ACTIVITIES
Net expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs	(106,432)	(418,153)
Increase in restricted cash	0	(42,080)
Proceeds from sale of vessel and equipment (note 14)	55,450	8,918
Repayment from joint ventures (note 15)	0	5,225
Direct financing lease (investments) payments received	(1,616)	2,358
Investment in equity accounted joint ventures	(52,873)	(5,396)
Net investing cash flow	(105,471)	(449,128)
Increase in cash and cash equivalents	122,245	6,042
Cash and cash equivalents, beginning of the period	258,473	252,138
Cash and cash equivalents, end of the period	$ 380,718	$ 258,180